Offerings	Aug. 08, 2024 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.375% Notes due 2037
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.98927
Maximum Aggregate Offering Price	$ 540,190,884	[1]
Fee Rate	0.01476%
Amount of Registration Fee	$ 79,732.17
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based upon a euro/dollar exchange rate of €1/$1.0921, as reported by Bloomberg on August 7, 2024, and relates to the Registration Statement on Form S-3 (No. 333-268053) filed by The Coca-Cola Company.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.750% Notes due 2053
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.98339
Maximum Aggregate Offering Price	$ 536,980,110	[1]
Fee Rate	0.01476%
Amount of Registration Fee	$ 79,258.26
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based upon a euro/dollar exchange rate of €1/$1.0921, as reported by Bloomberg on August 7, 2024, and relates to the Registration Statement on Form S-3 (No. 333-268053) filed by The Coca-Cola Company.

[1]	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based upon a euro/dollar exchange rate of €1/$1.0921, as reported by Bloomberg on August 7, 2024, and relates to the Registration Statement on Form S-3 (No. 333-268053) filed by The Coca-Cola Company.